Payroll and related benefits	12 Months Ended
Dec. 31, 2021
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Payroll and related benefits
9.	Payroll and related benefits

Million US dollar	2021	2020	2019
Wages and salaries	(4 734)	(4 124)	(4 563)
Social security contributions	(670)	(582)	(683)
Other personnel cost	(706)	(637)	(678)
Pension expense for defined benefit plans	(176)	(218)	(193)
Share-based payment expense	(510)	(169)	(340)
Contributions to defined contribution plans	(147)	(91)	(101)

Payroll and related benefits	(6 944)	(5 821)	(6 558)

The number of full-time equivalents can be split as follows:

	2021	2020	2019
AB InBev NV/SA (parent company)	214	204	204
Other subsidiaries	169 125	163 491	171 711

Total number of FTE	169 339	163 695	171 915